Derivative Liabilities (Tables)	6 Months Ended
Dec. 31, 2024
Schedule of Changes to Derivative Liabilities

	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of period	305,025	1,922,246
Fair value of derivative liabilities on date of issuance	—	364,823
Fair value changes of derivative liability – Finders’ Warrants	4,279	(208,101)
Fair value changes of derivative liability – Incentive Warrants	(10,913)	(201,615)
Fair value changes of derivative liability – Settlement Warrants	32,656	(577,244)
Fair value changes of derivative liability – Agents’ Warrants	22,336	(29,295)
Fair value changes of derivative liability – Performance Warrants	(946)	(36,552)
Balance, end of period	352,437	1,234,262